Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Line Items]
Balance as of the beginning of year	$ 559,382	$ 84,400
Additions charged to bad debt expense	442,974	507,798
Reversals when collected	(556,319)	(28,180)
Translation adjustments	(7,173)	(4,636)
Balance as of the end of year	$ 438,864	$ 559,382